CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Subsidiary USD ($)	Dec. 31, 2011 Subsidiary CNY	Dec. 31, 2010 Subsidiary CNY	Dec. 31, 2009 Subsidiary CNY
Cash flows from operating activities:
Net loss	$ (49,758,649)	(313,175,960)	(518,710,723)	(409,931,633)
Adjustments for:
Deferred taxes	0	0	7,407,081	(7,407,081)
(Gain) loss on disposal of property, equipment and software	370,950	2,334,725	(984,264)	(490,369)
Impairment of intangible assets	0	0	33,020,462	27,507,199
Impairment of goodwill	0	0	0	30,199,751
Impairment loss on investments	0	0	196,115,321	22,412,269
Impairment on equipment	0	0	4,928,990	21,164,693
Depreciation and amortization of property, equipment and software	2,369,714	14,914,744	23,856,884	123,028,739
Amortization of land use right	305,202	1,920,910	1,920,911	1,920,908
Amortization of intangible assets	311,195	1,958,630	10,012,288	49,481,516
Share of loss in equity investments, net of taxes	530,928	3,341,607	10,713,295	2,555,515
Gain on investment disposal	(7,059,979)	(44,434,802)	(6,827,900)	0
Allowance for doubtful accounts	0	0	0	855,130
Provision for upfront prepaid royalties and deferred costs	0	0	5,518,917	160,069,079
Provision for due from related party	0	0	1,285,845	0
Provision for prepayments and other current assets	83,250	523,968	200,000	0
Loss on deconsolidation of two VIEs		0	1,082,591	0
Exchange loss (gain)	1,680,191	10,574,954	4,527,477	(1,405,166)
Stock based compensation expense	8,463,992	53,271,520	30,179,917	71,236,297
Issuance of noncontrolling interest	380,527	2,395,000	0	3,094,220
Change in accounts receivable	104,441	657,341	(9,792,038)	6,547,740
Change in due from related party	0	0	(175,421)	(472,716)
Change in advances to suppliers	1,820,160	11,455,907	(10,086,545)	(42,696,308)
Change in prepayments and other current assets	(832,739)	(5,241,174)	11,804,104	32,128,649
Change in prepaid royalties	(111,146)	(699,541)	(21,134,410)	17,227,594
Change in deferred costs	160,288	1,008,838	(1,395,336)	15,778,691
Change in other long-term assets	1,112,182	6,999,964	(18,016,107)	(603,910)
Change in accounts payable	(2,862,960)	(18,019,185)	4,163,941	5,529,144
Change in due to related parties	0	0	0	0
Change in income tax payable	0	0	(29,947)	(26,733)
Change in other taxes payable	265,808	1,672,970	(2,044,225)	(93,146,297)
Change in advances from customers	3,163,210	19,908,926	(2,052,793)	(104,601,759)
Change in deferred revenue	(293,360)	(1,846,378)	7,574,705	(41,111,862)
Change in refund of game points	(4,129,872)	(25,993,004)	0	0
Change in other payables and accruals	885,854	5,575,476	(10,614,609)	5,071,097
Net cash provided by (used in) operating activities	(43,040,813)	(270,894,564)	(247,551,589)	(106,085,603)
Cash flows from investing activities:
Acquisition, net of cash acquired	0	0	(7,512,404)	0
Cash disposed of upon deconsolidation of two VIEs	0	0	(2,207,437)	0
Proceeds from disposal of cost method investee	11,364,655	71,528,002	0	0
Cash paid to acquire equity investees and available-for-sale investments	(5,399,568)	(33,984,340)	(39,093,200)	(26,837,000)
Lending of loans receivable	(476,652)	(3,000,000)	(2,000,000)	(13,660,000)
Collection of loans receivable	321,740	2,025,000	13,660,000	0
Proceeds from disposal of available-for-sale investments	0	0	6,827,900	0
Proceeds from maturities of short-term investments	0	0	0	68,039,221
Proceeds from disposal of property, equipment and software	12,897	81,171	1,500,000	532,644
Proceeds from refund of Investment	4,451,789	28,019,115	0	0
Proceeds from refund of upfront license fees	2,104,482	13,245,400	41,873,102	0
Prepayment and deposits paid for property, equipment and software	(4,538,567)	(28,565,286)	0	0
Purchase of property, equipment and software	(2,791,012)	(17,566,350)	(7,856,721)	(20,452,845)
Purchase of intangible assets	(11,610,255)	(73,073,785)	(12,305,541)	(23,897,622)
Net cash used in investing activities	(6,560,491)	(41,291,073)	(7,114,301)	(16,275,602)
Cash flows from financing activities:
Purchase of additional equity interest in subsidiary	(191,557)	(1,205,640)	(598,739)	0
Proceeds from exercise of stock option	113,900	716,873	85,004	1,460,883	734	4,619	6,666	0
Dividend paid	0	0	0	(201,028,477)
Repurchase of ADSs	(3,350,411)	(21,087,153)	0	(156,980,596)
Net cash provided by (used in) financing activities	(3,427,334)	(21,571,301)	(507,069)	(356,548,190)
Effect of foreign exchange rate changes on cash	(1,701,095)	(10,706,528)	(3,719,092)	1,405,166
Net change in cash and cash equivalents	(54,729,733)	(344,463,466)	(258,892,051)	(477,504,229)
Cash and cash equivalents, beginning of year	225,009,818	1,416,189,294	1,675,081,345	2,152,585,574
Cash and cash equivalents, end of year	170,280,085	1,071,725,828	1,416,189,294	1,675,081,345
Supplemental disclosure of cash flow information:
Cash paid for income taxes	26	165	1,839	6,454,702
Supplemental disclosure of non-cash investing and financing activities:
Accrual related to purchase of property, equipment and software	492,885	3,102,167	886,319	736,608
Accrual related to purchase of intangible assets and related withholding taxes	12,714,125	80,021,430	8,609,510	0
Conversion of a loan into equity of a VIE subsidiary	0	0	0	2,757,183
Receivable on refund of investment in an equity investee	0	0	66,227,000	0
Receivable on refund of upfront licensing fees	$ 0	0	13,245,400	31,410,422